Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Receivables [Abstract]
Prepayments, deposits and other receivables

9. Prepayments, deposits and other receivables

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Non–current:
Prepayments for intangible assets
– to a related party (note (a))	5,517,306	9,566,537	2,358,614
– to a third party (note (b))	1,406,508	1,891,990	466,467
	6,923,814	11,458,527	2,825,081
Deposits	277,843	277,843	68,501
Subtotal	7,201,657	11,736,370	2,893,582

Current:
Other receivables	30,915	51,415	12,676
Subtotal	30,915	51,415	12,676

Total prepayments, deposits and other receivables	7,232,572	11,787,785	2,906,258

Notes:

(a)	As of December 31, 2025, the Group has prepaid MYR 9,566,537 (USD 2,358,614) (2024: MYR 5,517,306) for the development of comprehensive Robotics AI Platform designed to facilitate the creation, deployment, and management of intelligent robotic systems to Braiven Co., Ltd., who is a related party (note 21).

(b)	As of December 31, 2025, the Group has prepaid MYR 1,891,990 (USD 466,467) (2024: MYR 1,406,508) for certain purchase contracts of IT software such as E-commerce website design, system integration platform and Enterprise Resource Planning (ERP) system to third parties.